Annual Fund Operating Expenses	18 Months Ended
Jul. 31, 2011
Vanguard Long-Term Investment-Grade Fund - Investor Shares | Vanguard Long-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Short-Term Treasury Fund - Investor Shares | Vanguard Short-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%
Vanguard Intermediate-Term Treasury Fund - Investor Shares | Vanguard Intermediate-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%
Vanguard GNMA Fund - Investor Shares | Vanguard GNMA Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%
Vanguard Short-Term Investment-Grade Fund - Investor Shares | Vanguard Short-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.22%
Vanguard Short-Term Federal Fund - Investor Shares | Vanguard Short-Term Federal Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares | Vanguard Intermediate-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%
Vanguard Long-Term Treasury Fund - Investor Shares | Vanguard Long-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%
Vanguard Short-Term Treasury Fund - Admiral Shares | Vanguard Short-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares | Vanguard Intermediate-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard GNMA Fund - Admiral Shares | Vanguard GNMA Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares | Vanguard Short-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%
Vanguard Short-Term Federal Fund - Admiral Shares | Vanguard Short-Term Federal Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares | Vanguard Long-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares | Vanguard Intermediate-Term Investment-Grade Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Long-Term Treasury Fund - Admiral Shares | Vanguard Long-Term Treasury Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%